Securities - Available for Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 195,098	$ 196,357
Gross Unrealized Gains	9,175	8,416
Gross Unrealized Losses	(312)	(140)
Total securities available for sale, Fair Value	203,961	204,633
U.S. Treasury securities and obligations of U.S. government agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	53,919	49,305
Gross Unrealized Gains	375	399
Gross Unrealized Losses	(8)
Total securities available for sale, Fair Value	54,286	49,704
Obligations of states and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	72,884	61,508
Gross Unrealized Gains	6,946	5,240
Gross Unrealized Losses	(24)	(12)
Total securities available for sale, Fair Value	79,806	66,736
Mortgage-backed securities in government sponsored entities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	67,814	85,063
Gross Unrealized Gains	1,854	2,582
Gross Unrealized Losses	(233)	(128)
Total securities available for sale, Fair Value	69,435	87,517
Total debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	194,617	195,876
Gross Unrealized Gains	9,175	8,221
Gross Unrealized Losses	(265)	(140)
Total securities available for sale, Fair Value	203,527	203,957
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	481	481
Gross Unrealized Gains		195
Gross Unrealized Losses	(47)
Total securities available for sale, Fair Value	$ 434	$ 676